Note 16 - Financial Instruments with Off-balance Sheet Risk - Financial Instrument Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loan Origination Commitments [Member]
Contractual obligations	$ 36,087	$ 27,871
Unfunded Commitments Under Lines of Credit [Member]
Contractual obligations	49,881	38,732
Standby Letters of Credit [Member]
Contractual obligations	$ 2,601	$ 4,804